Intangible assets, net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment		$ 202	$ 1,230
Continuing Operation
Amortization of Intangible Assets	$ 18	181	2,702
Impairment		$ 202	1,230
Discontinued Operation
Amortization of Intangible Assets			$ 314